Application of new and revised international financial reporting standards (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Summary of Application of new amendments	New amendments to existing standards applied for the first time:

Standards/Amendments	Effective date
Amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates	January 1, 2025

Summary of Non Mandatory standards and amendments issued by IASB

The following standards and amendments to existing standards have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2025:

Standards/Amendments	Effective date	Potential effects expected on Immatics consolidated financial statements
Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments	January 1, 2026	No
Amendments to IFRS 9 and IFRS 7 - Contracts Referencing Nature-dependent Electricity	January 1, 2026	No
Annual Improvements to IFRS Accounting Standards – Volume 11	January 1, 2026	No
IFRS 18 replaces IAS 1 - Presentation and Disclosure in Financial Statements	January 1, 2027	Yes
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	No
Amendment to IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	No
Amendments to IAS 21 'The Effects of Changes in Foreign Exchange Rates'	January 1, 2027	No